TRADE AND NOTES RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade receivables		¥ 5,206,050	¥ 4,286,075
Notes receivable		2,894,482	3,722,862
Total trade and notes receivables	$ 1,178,174	8,100,532	8,008,937
Minimum
TRADE AND NOTES RECEIVABLES
Term of trade receivables	3 months
Maximum
TRADE AND NOTES RECEIVABLES
Term of trade receivables	12 months
Joint ventures
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables		820,000	591,000
Associates
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables		7,000	97,000
Exchange notes receivable
TRADE AND NOTES RECEIVABLES
Pledged notes receivables		934,000
Bank and other borrowings
TRADE AND NOTES RECEIVABLES
Pledged notes receivables			82,000
Pledged trade receivables			22,000
USD
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables		1,403,000	1,094,000
Gross
TRADE AND NOTES RECEIVABLES
Trade receivables		5,865,311	4,832,177
Total trade and notes receivables		8,759,793	8,555,039
Provision for impairment
TRADE AND NOTES RECEIVABLES
Trade receivables		(659,261)	(546,102)
Total trade and notes receivables		¥ (659,261)	¥ (546,102)